Financial instruments and financial risk management (Detail Textuals) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Impact of net loss	$ (319,359)	$ 80,956	$ (666,569)	$ 103,777
Derivative liability	$ 620,024		$ 620,024
Percentage of volatility used was increased			10.00%
Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Impact of net loss			$ 185,498
Change in market interest rates			1.00%
Foreign exchange risk
Disclosure of risk management strategy related to hedge accounting [line items]
Impact of net loss			$ 1,983,111
Change in the US dollars to Canadian dollar exchange rate			10.00%